COMMITMENTS AND CONTINGENCIES (Details) ¥ in Millions	Dec. 31, 2024 CNY (¥)
COMMITMENTS AND CONTINGENCIES
Estimate of possible loss	¥ 24
Estimated amount of accrued liability	¥ 24